Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions
Schedule of supplemental cash flow information regarding acquisitions, excluding the Merger

	Year Ended December 31,
(In thousands)	2012	2011	2010
Purchase price (including liabilities assumed)	$61,792	$58,844	$73,142
Less liabilities assumed	(4,499)	(1,700)	(2,243)

Net purchase price	$57,293	$57,144	$70,899

Net cash paid for acquisitions	$46,138	$44,365	$57,941
Seller financed debt	11,155	12,779	12,958

Payment for acquisitions	$57,293	$57,144	$70,899